Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio - Strategic Income Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Strategic Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 170,425,036
Holdings Count | Holding	843
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$170,425,036
Total number of portfolio holdings	843
Portfolio turnover for the reporting period	117%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Derivative Exposure
Long
Credit Risk	0.7%
Foreign Exchange Risk	0.5%
Interest Rate Risk	19.9%
Short
Credit Risk	3.0%
Foreign Exchange Risk	0.8%
Interest Rate Risk	24.0%
Asset Categories
Credit Quality

Columbia Variable Portfolio - Strategic Income Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Strategic Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 170,425,036
Holdings Count | Holding	843
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$170,425,036
Total number of portfolio holdings	843
Portfolio turnover for the reporting period	117%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Derivative Exposure
Long
Credit Risk	0.7%
Foreign Exchange Risk	0.5%
Interest Rate Risk	19.9%
Short
Credit Risk	3.0%
Foreign Exchange Risk	0.8%
Interest Rate Risk	24.0%
Asset Categories
Credit Quality